Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (8,290)	$ (8,308)
Income and expense items not involving cash flows:
Depreciation and amortization	618	770
Stock-based compensation	3,136	4,166
Exchange rate differences	149	140
Realized and unrealized loss (gain) on non-designated derivative instruments	5	(204)
Interest on short-term deposits	(327)	517
Change in earnout liability	(282)	174
Reduction in the carrying amount of ROU assets	310	418
Equity in earnings of investee, net of dividend received	(2)	(3)
Changes in operating assets and liabilities:
Trade accounts receivable	(509)	(1,800)
Prepaid expenses and other current assets	235	825
Inventories	(789)	(762)
Other assets	(24)	(115)
Trade accounts payable	(69)	(1,864)
Accrued compensation	405	(1,620)
Other current liabilities	637	288
Change in operating lease liabilities	(379)	(230)
Other long-term liabilities	44	(3)
Net cash used in operating activities	(5,132)	(7,611)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(5,664)	(30,005)
Maturities of short-term deposits	13,565	53,278
Purchase of property and equipment	(437)	(357)
Derivative instruments of non-designated hedges	(5)	(265)
Net cash provided by investing activities	7,459	22,651
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Ordinary Shares		(9,585)
Earnout payment	(1,962)
Exercise of stock options	775	188
Net cash provided by (used in) financing activities	(1,187)	(9,397)
Effect of exchange rate changes on cash and cash equivalents	(33)	(69)
INCREASE IN CASH AND CASH EQUIVALENTS	1,107	5,574
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	27,863	35,423
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	28,970	40,997
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	180	62
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 54	$ 213